Investments and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Investments and Other Non-Current Assets

DECEMBER 31	2013	2012
Investments in affiliated companies	$26.6	$25.4
Deferred tax assets	122.4	200.6
Income tax receivables	54.7	50.8
Derivative assets	0.0	15.8
Long-term interest bearing deposit (insurance arrangement)	20.2	23.2
Other non-current assets	35.1	25.5
Investments and other non-current assets	$259.0	$341.3

Schedule of Significant Investments and Respective Percentage of Ownership

The most significant investments in affiliated companies and the respective percentage of ownership are:

COUNTRY	Ownership %	Company name
France	49%	EAK SA Composants pour L’Industrie Automobile
France	49%	EAK SNC Composants pour L’Industrie Automobile
Malaysia	49%	Autoliv-Hirotako Safety Sdn Bhd (parent and subsidiaries)
China	30%	Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd.